Share of results of associates	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Share of results of associates
6.	Share of results of associates

Share of results of associates include:

	Six months ended 30 June 2018	Six months ended 30 June 2017	Year ended 31 December 2017
	£m	£m	£m
Share of profit before interest and taxation	52.8	59.2	145.1
Share of exceptional (losses)/gains	(28.4)	13.2	0.8
Share of interest and non-controlling interests	(3.2)	(3.2)	(7.8)
Share of taxation	(11.8)	(9.7)	(24.6)
	9.4	59.5	113.5